Long-term Debt and Line of Credit (FY)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Long-term Debt and Line of Credit [Abstract]
Long-term Debt and Line of Credit
8.	Long-term Debt and Line of Credit

On February 11, 2020, in connection with the Offering, OneWater Inc entered into an Amended and Restated Credit and Guaranty Agreement (the “Term and Revolver Credit Facility”) by and among OneWater Inc, OneWater LLC and its subsidiaries, with Goldman Sachs Specialty Lending Group, L.P. The amendment, among other things, modified the terms to (i) increase the Revolving Facility from $5.0 million to $10.0 million, (ii) increase the maximum available under the Multi-Draw Term Loan from $60.0 million to $100.0 million, (iii) provide an uncommitted and discretionary multi-draw term loan accordion feature of up to $20.0 million, (iv) amend the repayment schedule of the Multi-Draw Term Loan to commence on March 31, 2022 (v) amend the scheduled maturity date of the Revolving Facility and Multi-Draw Term Loan to be February 11, 2025 and (vi) remove OWM BIP Investor, LLC as a lender. The Term and Revolver Credit Facility bears interest at a rate that is equal to LIBOR for such interest period (subject to a 1.50% floor) plus an applicable margin of up to 7.00%, subject to step-downs to be determined based on certain financial leverage ratio measures. The Term and Revolver Credit Facility includes the option for the Company to defer cash payments of interest for twelve months and add the accrued interest to the outstanding principal of the note payable. This election was made during the quarter ended March 31, 2020 and as a result, the interest rate will be increased by 2.0% for the corresponding twelve months.

Immediately upon closing of the Term and Revolver Credit Facility, the Company borrowed an additional $35.3 million on the Multi-Draw Term Loan.

Long-term debt consisted of the following at:

($ in thousands)	June 30, 2020	September 30, 2019
Multi-draw term note payable to Goldman Sachs Specialty Lending Group, L.P., secured and bearing interest at 10.0% at June 30, 2020 and September 30, 2019. The note requires quarterly principal payments of 1.25% of the aggregate principal balance commencing on March 31,2022 and maturing with a full repayment of the remaining balance on February 11, 2025	$104,144	$58,000
Revolving note payable for an amount up to $10.0 million to Goldman Sachs Specialty Lending Group, L.P	-	-
Note payable to Rambo Marine, Inc., unsecured and bearing interest at 7.5% per annum. The note requires annual interest payments, with a balloon payment of principal due on July 1, 2020	3,133	3,133
Note payable to commercial vehicle lenders secured by the value of the vehicles bearing interest at rates ranging from 0.0% to 8.9% per annum. The note requires monthly installment payments of principal and interest ranging from $100 to $5,600 through May 2026	2,511	2,371
Note payable to Central Marine Services, Inc., unsecured and bearing interest at 5.5% per annum. The note requires monthly interest payments, with a balloon payment of principal due on February 1, 2022	2,164	2,164
Note payable to Ocean Blue Yacht Sales, unsecured and bearing interest at 5.0% per annum. The note requires quarterly interest payments, with a balloon payment of principal due on February 1, 2022	1,920	1,920
Note payable to Lab Marine, Inc., unsecured and bearing interest at 6.0% per annum. The note requires annual interest payments, with a balloon payment of principal due on March 1, 2021	1,500	1,500
Note payable to Slalom Shop, LLC, unsecured and bearing interest at 5.0% per annum. The note requires quarterly interest payments, with a balloon payment of principal due on December 1, 2021	1,271	1,271
Note payable to Bosun’s Marine, Inc., unsecured and bearing interest at 4.5% per annum. The note requires annual interest payments with a balloon payment due on June 1, 2021	1,227	1,227
Note payable to Rebo, Inc., unsecured and bearing interest at 5.5% per annum. The note requires annual interest payments with a balloon payment due on April 1, 2021	1,000	1,000
Note payable to Texas Marine, Inc., unsecured and bearing interest at 4.5% per annum. The note requires annual interest payments, with a balloon payment of principal due on August 1, 2020	815	815
Note payable to Marina Mikes, LLC, unsecured and bearing interest at 5.0% per annum. The note was repaid in full	-	2,125
Note payable to Sunrise Marine, Inc. and Sunrise Marine of Alabama, Inc., unsecured and bearing interest at 6.0% per annum. The note was repaid in full	-	1,400
	119,685	76,926
Less current portion	(8,435)	(11,124)
Less unamortized portion of debt issuance costs	(2,470)	(1,013)
	$108,780	$64,789

OneWater LLC [Member]
Long-term Debt and Line of Credit [Abstract]
Long-term Debt and Line of Credit
13	Long-term Debt and Line of Credit

As part of the transaction with GS and BIP, the Company entered into a $20.0 million multi-draw term loan. The loans are subject to an applicable interest rate of 10.0% per annum. The multi-draw term loan is also subject to a 0.5% unused line fee. The multi-draw term loan shall be repaid in equal consecutive quarterly payments in the annual amount equal to 5.0% of the aggregate principal amount outstanding immediately prior to December 31, 2019. The loan matures on October 28, 2021 and the full principal and any accrued unpaid interest is due in full on that date.

On February 1, 2018, the Company expanded the multi-draw term loan with GS and BIP. The maximum available under the facility was increased from $20.0 million to $50.0 million. The applicable interest rate, maturity, terms, conditions and covenants were unchanged.

On May 1, 2019, the Company expanded the multi-draw term loan with GS and BIP. The maximum available under the facility was increased from $50.0 million to $60.0 million. The applicable interest rate, maturity, terms, conditions and covenants were unchanged.

As part of the transaction with GS and BIP, the Company entered into a $5.0 million revolving line of credit. Advances on the line are subject to an applicable interest rate of 10.0% per annum. Repayments on the revolving line of credit can be made at any time. The loan matures on October 28, 2021 and the full principal and any accrued unpaid interest is due in full on that date.

The term loan and revolving line of credit are collateralized by all real, personal and mixed property (including capital units) of the Company. Under the agreement, the Company is required to be in compliance with various financial covenants. The Company was in compliance with these covenants as of September 30, 2019 and 2018.

The table below summarizes the key terms and outstanding balances of long-term debt as of September 30:

	2019	2018
	($ in thousands)
Multi-draw term note payable to Goldman Sachs Specialty Lending Group, L.P. and OWM BIP Investor, LLC, secured and bearing interest at 10.0% per annum. The note requires payments of principal and interest, as discussed above, and is due on October 28, 2021	$58,000	$28,605

Revolving note payable to Goldman Sachs Specialty Lending Group, L.P. and OWM BIP Investor, LLC, secured and bearing interest at 10.0% per annum. The note requires payments of interest and principal, as discussed above, and is due on October 28, 2021	—	—

Note payable to Rambo Marine, Inc., unsecured and bearing interest at 7.5% per annum. The note requires annual interest payments, with a balloon payment of principal due on July 1, 2020	3,133	3,133

Note payable to commercial vehicle lenders secured by the value of the vehicles bearing interest at rates ranging from 0.0% to 8.9% per annum. The note requires monthly installment payments of principal and interest ranging from $100 to $4,690 through July 2025	2,371	1,819

Note payable to Central Marine Services, Inc., unsecured and bearing interest at 5.5% per annum. The note requires monthly interest payments, with a balloon payment of principal due on February 1, 2022	2,164	—

Note payable to Marina Mikes, LLC, unsecured and bearing interest at 5.0% per annum. The note requires annual interest payments, with a balloon payment of principal due on June 1, 2020	2,125	2,125

Note payable to Ocean Blue Yacht Sales, unsecured and bearing interest at 5.0% per annum. The note requires quarterly interest payments, with a balloon payment of principal due on February 1, 2022	1,920	—

Note payable to Lab Marine, Inc., unsecured and bearing interest at 6.0% per annum. The note requires annual interest payments, with a balloon payment of principal due on March 1, 2021	1,500	1,500

Note payable to Sunrise Marine, Inc. and Sunrise Marine of Alabama, Inc., unsecured and bearing interest at 6.0% per annum. The note requires annual interest payments, with a balloon payment of principal due on November 1, 2019	1,400	1,400

Note payable to Slalom Shop, LLC, unsecured and bearing interest at 5.0% per annum. The note requires quarterly interest payments, with a balloon payment of principal due on December 1, 2021	1,271	—

Note payable to Bosun's Marine, Inc., unsecured and bearing interest at 4.5% per annum. The note requires annual interest payments with a balloon payment due on June 1, 2021 .	1,227	1,227

Note payable to Rebo, Inc., unsecured and bearing interest at 5.5% per annum. The note requires annual interest payments with a balloon payment due on April 1, 2021	1,000	1,000

Note payable to Texas Marine, Inc., unsecured and bearing interest at 4.5% per annum. The note requires annual interest payments, with a balloon payment of principal due on August 1, 2020	815	815

Note payable to Lookout Marine, Inc., unsecured and bearing interest at 4.0% per annum. The note was paid in full during 2019	—	650

Note payable to Lookout Marine, Inc., unsecured and bearing interest at 4.0% per annum. The note was paid in full during 2019	—	488

Note payable to USA Marine Sales, Inc., unsecured and bearing interest at 1.0% per annum. Repayment of the note was contingent upon certain performance metrics that were not met and the note was settled during 2019	—	211
	$76,926	$42,973
Less current portion	(11,124)	(1,890)

Less unamortized portion of debt issuance costs	(1,013)	(1,129)
	$64,789	$39,954

Principal repayment requirements of long-term debt at September 30, 2019 are as follows:

For the year ending September 30:	($ in thousands)
2020	$11,124
2021	7,075
2022	58,204
2023	356
2024	157
Thereafter	10
76,926
Less: Unamortized portion of capitalized debt issuance costs	(1,013)
$75,913

Debt issuance costs are amortized on a straight-line basis over the life of the loan, which approximates the effective interest method. During 2019 and 2018, the Company capitalized loan costs of $0.2 million and $0.7 million, respectively, and had accumulated amortization of $0.7 million and $0.4 million as of September 30, 2019 and 2018, respectively. Amortization for the fiscal years ended September 30, 2019, 2018 and 2017 amounted to $0.3 million, $0.2 million and $0.2 million, respectively, and is included in interest expense.